Provisions for employee benefits - Additional Information (Details) - COP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Provisions for employees' benefits
Assets of benefit plan	$ 11,712,499	$ 12,011,267
Fair value level 1
Provisions for employees' benefits
Percentage of plan assets	57.90%	55.70%
Fair value level 2
Provisions for employees' benefits
Percentage of plan assets	42.10%	44.30%